Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 2,943,811	$ 456,872	¥ 1,709,739
Cost of revenues	(2,843,907)	(441,367)	(1,557,338)
General and administrative	(185,085)	(28,725)	(160,215)
Research and development	(15,509)	(2,407)	(8,346)
Gain/(loss) on disposal of assets, net	(4,162)	(646)	2,600
Operating loss	(104,852)	(16,273)	(13,560)
Interest income	529	82	625
Interest expense	(4,900)	(760)	(6,963)
Other income, net	11,829	1,836	39,058
Foreign exchange loss	(48)	(7)	(1,502)
Income (loss) before income tax	(97,442)	(15,122)	17,658
Income tax expense	(3,049)	(473)	(30,258)
Net loss	(100,491)	(15,595)	(12,600)
Net loss attributable to non-controlling interests	13,936	2,163	4,052
Net loss attributable to ordinary shareholders of Quhuo Limited	¥ (86,555)	$ (13,432)	¥ (8,548)
Loss per share:
Basic | (per share)	¥ (1.98)	$ (0.31)	¥ (0.37)
Diluted | (per share)	¥ (1.98)	$ (0.31)	¥ (0.37)
Shares used in loss per share computation:
Basic	43,709,910	43,709,910	23,358,747
Diluted	43,709,910	43,709,910	23,358,747
Net loss	¥ (100,491)	$ (15,595)	¥ (12,600)
Other comprehensive loss:
Foreign currency translation adjustment:	(2,003)	(311)	(7,282)
Unrealized gain/(loss) on available-for-sale investments, net of tax	(85)	(13)
Comprehensive loss	(102,579)	(15,919)	(19,882)
Comprehensive loss attributable to non-controlling interests	13,936	2,163	4,052
Comprehensive loss attributable to ordinary shareholders of Quhuo Limited	¥ (88,643)	$ (13,756)	¥ (15,830)